ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable:
Gross	$ 32,420,858	$ 18,859,182
Unearned interest	(1,971,843)	(1,139,050)
Total accounts receivable	30,449,015	17,720,132
Less: allowance for doubtful accounts	(5,776,525)	(2,303,029)	(1,306,306)	(882,972)
Accounts receivable, net	$ 24,672,490	$ 15,417,103